Interest and Other Financial Expenses	12 Months Ended
Dec. 31, 2025
Interest and Other Financial Expenses [Abstract]
Interest and Other Financial Expenses

24. Interest and Other Financial Expenses

	December 31, 2025	December 31, 2024	December 31, 2023

Bank fees	(35,791)	(27,906)	(7,766)
Cost of Funding (1)	(3,098,085)	(1,398,530)	(1,144,122)
Derivative financial instruments	(300,038)	(6,218)	-
Others	(65,482)	(6,010)	(60,590)
Total	(3,499,396)	(1,438,664)	(1,212,478)

(1)	The cost of funding is mainly related to the interest expenses paid to customers who deposit funds in CDBs, which are used as funding for the Company’s assets. Management monitors these expenses, and they are directly associated with the funding of investments, loans and operations.